Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments, September 30, 2020 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

Municipal Bonds
Alabama
Montgomery Water Works & Sanitary Sewer Board:
4.000%, 09/01/2033 (Callable 09/01/2029)	$410,000	$501,844
4.000%, 09/01/2034 (Callable 09/01/2029)	190,000	231,870
4.000%, 09/01/2035 (Callable 09/01/2029)	500,000	607,525
Total Alabama (Cost $1,277,246)		1,341,239	0.1%

Alaska
Alaska Housing Finance Corp.:
4.000%, 06/01/2031 (Callable 06/01/2027)	1,700,000	1,969,552
4.000%, 12/01/2031 (Callable 06/01/2027)	2,980,000	3,443,927
5.000%, 12/01/2031 (Callable 06/01/2028)	1,465,000	1,801,144
4.000%, 12/01/2032 (Callable 06/01/2027)	865,000	994,274
3.450%, 12/01/2033 (Callable 06/01/2027)	825,000	850,509
4.000%, 06/01/2036 (Callable 06/01/2025)	1,000,000	1,107,620
4.000%, 12/01/2048 (Callable 06/01/2027)	1,090,000	1,210,107
City of Valdez AK,
5.000%, 06/30/2029 (Callable 06/30/2022)	1,225,000	1,317,046
Total Alaska (Cost $12,457,528)		12,694,179	0.9%

Arizona
Arizona Industrial Development Authority,
2.500%, 05/01/2022 (Insured by AGM) (3)	9,428,522	9,506,496
Arizona State University,
5.000%, 07/01/2032 (Pre-refunded to 07/01/2022)	715,000	773,251
City of Tempe AZ:
5.000%, 07/01/2033 (Pre-refunded to 07/01/2028)	40,000	54,023
5.000%, 07/01/2034 (Pre-refunded to 07/01/2027)	165,000	214,965
5.000%, 07/01/2034 (Pre-refunded to 07/01/2028)	325,000	438,932
5.000%, 07/01/2035 (Pre-refunded to 07/01/2027)	185,000	241,022
5.000%, 07/01/2037 (Pre-refunded to 07/01/2028)	215,000	290,370
5.000%, 07/01/2038 (Pre-refunded to 07/01/2028)	350,000	472,696
City of Tucson AZ,
5.000%, 07/01/2028 (Callable 07/01/2025)	750,000	908,947
Maricopa County Unified School District No. 48:
4.000%, 07/01/2033 (Callable 07/01/2028)	500,000	594,505
3.000%, 07/01/2034 (Callable 07/01/2028)	1,350,000	1,470,744
Salt River Project Agricultural Improvement & Power District,
5.000%, 01/01/2034 (Callable 01/01/2027)	3,555,000	4,391,776
Total Arizona (Cost $18,795,534)		19,357,727	1.3%

Arkansas
City of Little Rock AR,
5.000%, 10/01/2034 (Callable 04/01/2025)	5,000,000	5,846,400
City of Pine Bluff AR,
3.000%, 02/01/2047 (Callable 08/01/2027)(Insured by BAM)	2,005,000	2,119,426
City of Rogers AR:
4.000%, 11/01/2025 (Callable 05/01/2024)	570,000	643,342
4.000%, 11/01/2027 (Callable 05/01/2024)	460,000	516,120
County of St. Francis AR,
1.250%, 08/01/2033 (Callable 08/01/2026)(Insured by BAM)	1,010,000	988,618
Jonesboro City Water & Light Plant:
4.000%, 06/01/2033 (Callable 12/01/2030)	500,000	615,865
4.000%, 06/01/2035 (Callable 12/01/2030)	1,360,000	1,648,279
University of Arkansas:
5.000%, 11/01/2035 (Callable 11/01/2024)	665,000	757,854
4.000%, 04/01/2037 (Callable 04/01/2029)	160,000	188,341
4.000%, 04/01/2039 (Callable 04/01/2029)	245,000	286,591
Total Arkansas (Cost $12,983,737)		13,610,836	0.9%

California
Anaheim Housing & Public Improvements Authority:
5.000%, 10/01/2037 (Callable 10/01/2025)	750,000	891,135
5.000%, 10/01/2038 (Callable 10/01/2025)	1,000,000	1,186,040
Antelope Valley Community College District,
0.000%, 08/01/2034 (Pre-refunded to 02/01/2025)	150,000	98,715
Aromas-San Juan Unified School District,
0.000%, 08/01/2050 (Pre-refunded to 08/01/2021)(Insured by AGM)	925,000	82,491
Brea Redevelopment Agency:
0.000%, 08/01/2033 (Callable 08/01/2027) (5)	1,500,000	1,592,760
0.000%, 08/01/2034 (Callable 08/01/2027) (5)	1,750,000	1,853,232
California Health Facilities Financing Authority,
4.000%, 08/15/2035 (Callable 08/15/2026)	2,000,000	2,289,560
California Municipal Finance Authority,
5.000%, 01/01/2028 (Pre-refunded to 01/01/2022)	1,230,000	1,300,786
Citrus Community College District,
0.000%, 08/01/2034 (Pre-refunded to 02/01/2024) (5)	885,000	917,922
City of Bakersfield CA,
0.000%, 04/15/2021 (ETM)	12,385,000	12,370,386
City of Pasadena CA,
4.250%, 06/01/2034 (Callable 06/01/2023)	500,000	539,900
Commerce Community Development Commission Successor Agency,
0.000%, 08/01/2021 (ETM)	90,000	89,732
Contra Costa Transportation Authority,
5.000%, 03/01/2028 (Callable 03/01/2025)	1,570,000	1,870,074
Department of Veterans Affairs Veteran's Farm & Home Purchase Program,
4.000%, 12/01/2049 (Callable 06/01/2028)	1,710,000	1,896,766
El Rancho Unified School District,
0.000%, 08/01/2035 (Pre-refunded to 08/01/2023)(Insured by BAM)	300,000	144,108
Foothill-Eastern Transportation Corridor Agency,
0.000%, 01/01/2030 (ETM)	75,000	66,714
Gateway Unified School District,
0.000%, 03/01/2037 (ETM)(Insured by AGM)	45,000	29,449
Imperial Community College District,
7.000%, 08/01/2040 (Pre-refunded to 08/01/2030)(Insured by AGM) (5)	115,000	177,777
La Canada Unified School District:
4.000%, 08/01/2045 (Callable 08/01/2028)	850,000	982,915
4.000%, 08/01/2049 (Callable 08/01/2028)	1,000,000	1,150,860
Mendocino-Lake Community College District,
0.000%, 08/01/2051 (Pre-refunded to 08/01/2021)(Insured by AGM)	1,285,000	126,907
Moorpark Unified School District,
0.000%, 08/01/2036 (Callable 08/01/2032)(Insured by AGM) (5)	335,000	352,537
Mount Diablo Unified School District,
0.000%, 08/01/2030 (Callable 08/01/2025)(Insured by AGM) (5)	150,000	165,710
Mount San Antonio Community College District,
0.000%, 08/01/2028 (Callable 02/01/2028) (5)	550,000	637,841
Northern California Power Agency,
7.500%, 07/01/2023 (Pre-refunded to 07/01/2021)(Insured by AMBAC)	265,000	279,188
Pacheco Union Elementary School District,
0.000%, 02/01/2037 (ETM)(Insured by AGM)	300,000	197,781
Pajaro Valley Unified School District:
5.000%, 08/01/2030 (Callable 10/21/2020)(Insured by BAM)	235,000	235,484
5.000%, 08/01/2031 (Callable 10/21/2020)(Insured by BAM)	275,000	275,547
Paramount Unified School District,
0.000%, 08/01/2045 (Callable 02/01/2033)(Insured by AGM) (5)	325,000	433,375
Peralta Community College District,
3.500%, 08/01/2032 (Callable 08/01/2025)	1,715,000	1,892,194
Pittsburg Unified School District Financing Authority,
0.000%, 09/01/2040 (Pre-refunded to 09/01/2021)(Insured by AGM)	815,000	193,302
Pleasanton Unified School District,
3.000%, 08/01/2033 (Callable 08/01/2025)	2,000,000	2,132,400
Rio Hondo Community College District,
0.000%, 08/01/2042 (Callable 08/01/2034) (5)	6,760,000	8,932,934
San Diego Unified School District:
6.000%, 07/01/2033 (Pre-refunded to 07/01/2024) (5)	350,000	425,453
0.000%, 07/01/2034	2,000,000	1,300,080
4.000%, 07/01/2034 (Callable 07/01/2027)	1,000,000	1,180,250
San Joaquin Hills Transportation Corridor Agency:
0.000%, 01/01/2023 (ETM)	14,005,000	13,904,724
0.000%, 01/01/2027 (ETM)	1,380,000	1,325,173
0.000%, 01/01/2028 (ETM)	810,000	770,002
San Marcos Unified School District:
0.000%, 08/01/2032 (Pre-refunded to 02/01/2024)	400,000	260,760
0.000%, 08/01/2038 (Pre-refunded to 02/01/2024)	1,500,000	693,135
San Mateo Foster City School District,
0.000%, 08/01/2032 (Callable 08/01/2028) (5)	75,000	89,283
San Mateo Union High School District:
5.000%, 09/01/2041 (Callable 09/01/2023)	2,105,000	2,381,281
5.000%, 12/15/2043 (Pre-refunded to 12/15/2024)(Insured by AMBAC) (5)	1,635,000	1,951,144
San Ysidro School District:
0.000%, 08/01/2042 (Pre-refunded to 08/01/2021)(Insured by AGM)	375,000	78,506
0.000%, 08/01/2043 (Pre-refunded to 08/01/2021)(Insured by AGM)	290,000	56,190
0.000%, 08/01/2050 (Pre-refunded to 08/01/2021)(Insured by AGM)	525,000	58,858
St. Helena Unified School District,
0.000%, 08/01/2028 (5)	130,000	144,269
State of California,
5.000%, 08/01/2031 (Callable 02/01/2025)	1,100,000	1,296,295
Sutter Union High School District:
0.000%, 08/01/2030 (Pre-refunded to 08/01/2025)	185,000	128,460
0.000%, 08/01/2036 (Pre-refunded to 08/01/2025)	75,000	33,674
0.000%, 08/01/2037 (Pre-refunded to 08/01/2025)	50,000	20,902
0.000%, 08/01/2041 (Pre-refunded to 08/01/2025)	50,000	15,655
0.000%, 08/01/2043 (Pre-refunded to 08/01/2025)	200,000	53,970
0.000%, 08/01/2044 (Pre-refunded to 08/01/2025)	420,000	105,160
0.000%, 06/01/2050 (Pre-refunded to 08/01/2025)	700,000	112,014
Tustin Unified School District,
6.000%, 08/01/2028 (Callable 08/01/2021) (5)	1,310,000	1,373,011
Victor Valley Union High School District:
0.000%, 08/01/2036 (Pre-refunded to 08/01/2023)(Insured by AGM)	510,000	250,517
0.000%, 08/01/2038 (Pre-refunded to 08/01/2023)(Insured by AGM)	460,000	199,318
0.000%, 08/01/2041 (Pre-refunded to 08/01/2023)	545,000	197,432
0.000%, 08/01/2042 (Pre-refunded to 08/01/2023)	2,000,000	681,400
0.000%, 08/01/2046 (Pre-refunded to 08/01/2023)	200,000	53,434
0.000%, 08/01/2052 (Pre-refunded to 08/01/2023)	790,000	144,957
Total California (Cost $69,588,204)		74,671,829	5.1%

Colorado
Boulder Valley School District No. Re-2,
5.000%, 12/01/2038 (Callable 06/01/2025)(Insured by ST AID)	1,225,000	1,451,821
Brush School District No. RE-2J:
5.000%, 12/01/2031 (Callable 12/01/2027)(Insured by BAM)	380,000	477,846
5.000%, 12/01/2032 (Callable 12/01/2027)(Insured by BAM)	395,000	493,908
5.000%, 12/01/2035 (Callable 12/01/2027)(Insured by BAM)	460,000	569,416
City of Aurora CO,
5.000%, 12/01/2029	2,400,000	3,184,800
City of Fort Lupton CO,
4.000%, 12/01/2042 (Callable 12/01/2027)(Insured by AGM)	850,000	960,534
Colorado Health Facilities Authority:
0.000%, 07/15/2022 (ETM)	14,125,000	14,039,544
0.000%, 07/15/2024 (ETM)	875,000	859,906
4.000%, 07/01/2039 (Pre-refunded to 11/09/2022)	100,000	107,684
5.250%, 01/01/2040 (Pre-refunded to 01/01/2023)	3,545,000	3,935,163
5.250%, 01/01/2045 (Pre-refunded to 01/01/2023)	335,000	371,870
5.000%, 06/01/2047 (Pre-refunded to 06/01/2027)	5,800,000	7,490,874
Dawson Ridge Metropolitan District No. 1:
0.000%, 10/01/2022 (ETM)	13,745,000	13,649,335
0.000%, 10/01/2022 (ETM)	23,840,000	23,674,073
Mesa County Valley School District No. 51,
5.500%, 12/01/2037 (Callable 12/01/2027)(Insured by ST AID)	1,000,000	1,287,380
Regional Transportation District,
4.375%, 06/01/2039 (Callable 06/01/2023)	5,725,000	6,168,688
Total Colorado (Cost $75,170,058)		78,722,842	5.4%

Connecticut
City of Norwalk CT,
4.000%, 09/01/2031 (Callable 09/01/2029)	1,210,000	1,505,905
Connecticut Housing Finance Authority:
2.875%, 11/15/2030 (Callable 05/15/2025)	1,500,000	1,591,755
4.000%, 11/15/2045 (Callable 05/15/2028)	6,480,000	7,179,063
4.000%, 11/15/2047 (Callable 11/15/2026)	1,260,000	1,361,732
4.000%, 05/15/2049 (Callable 11/15/2028)	2,380,000	2,709,130
State of Connecticut,
5.000%, 05/01/2026	1,300,000	1,609,036
University of Connecticut,
5.000%, 01/15/2031 (Callable 01/15/2027)(Insured by AGM)	1,250,000	1,515,488
Total Connecticut (Cost $16,688,677)		17,472,109	1.2%

District of Columbia
District of Columbia:
5.000%, 03/01/2036 (Callable 09/01/2029)	1,500,000	1,955,190
5.000%, 04/01/2042 (Pre-refunded to 04/01/2027)	160,000	206,090
5.000%, 10/15/2044 (Callable 04/15/2029)	1,865,000	2,345,965
District of Columbia Housing Finance Agency,
1.450%, 02/01/2039 (Mandatory Tender Date 08/01/2022) (1)	1,915,000	1,950,255
Total District of Columbia (Cost $6,317,626)		6,457,500	0.4%

Florida
City of Fort Myers FL,
4.000%, 12/01/2037 (Callable 12/01/2025)	480,000	525,446
City of Jacksonville FL,
0.110%, 08/01/2036 (Callable 10/01/2020)(Optional Put Date 10/07/2020) (1)	8,460,000	8,460,000
City of Miami Beach FL,
6.250%, 10/01/2022 (ETM)(Insured by AMBAC)	800,000	846,600
City of Miramar FL:
5.000%, 10/01/2029 (Callable 10/01/2027)	1,025,000	1,321,133
5.000%, 10/01/2030 (Callable 10/01/2027)	1,000,000	1,284,510
5.000%, 10/01/2034 (Callable 10/01/2027)	1,000,000	1,256,690
5.000%, 10/01/2035 (Callable 10/01/2027)	1,030,000	1,288,210
City of Orlando FL,
5.000%, 11/01/2034 (Callable 11/01/2027)(Insured by AGM)	1,000,000	1,201,240
City of Tallahassee FL:
5.000%, 10/01/2033 (Callable 10/01/2024)	255,000	299,084
5.000%, 10/01/2034 (Callable 10/01/2024)	1,010,000	1,182,861
5.000%, 10/01/2035 (Callable 10/01/2024)	825,000	964,772
City of Tampa FL,
4.125%, 10/01/2031 (Pre-refunded to 10/01/2021)	1,930,000	2,006,216
County of Miami-Dade FL:
5.250%, 10/01/2022 (Insured by AGM)	1,175,000	1,294,709
0.000%, 10/01/2027 (ETM)(Insured by NATL)	185,000	176,050
5.250%, 10/01/2030 (ETM)(Insured by NATL)	2,060,000	2,825,393
Florida Housing Finance Corp.:
1.940%, 08/01/2036 (Insured by FNMA)	5,000,000	4,916,500
4.200%, 01/01/2045 (Callable 01/01/2028)(Insured by GNMA)	7,270,000	8,109,176
3.800%, 07/01/2047 (Callable 01/01/2027)(Insured by GNMA)	415,000	432,119
4.000%, 07/01/2050 (Callable 07/01/2028)(Insured by GNMA)	4,145,000	4,639,333
3.500%, 07/01/2051 (Callable 07/01/2029)(Insured by GNMA)	650,000	726,323
Highlands County Health Facilities Authority:
0.110%, 11/15/2035 (Callable 10/01/2020)(Optional Put Date 10/07/2020) (1)	1,000,000	1,000,000
0.110%, 11/15/2037 (Callable 10/01/2020)(Optional Put Date 10/07/2020) (1)	3,600,000	3,600,000
JEA Electric System Revenue,
5.000%, 10/01/2023 (Pre-refunded to 04/01/2023)	690,000	771,910
JEA Water & Sewer System Revenue,
5.000%, 10/01/2028 (Pre-refunded to 04/01/2024)	755,000	878,359
Lee County School Board,
5.000%, 08/01/2032 (Callable 08/01/2026)	1,650,000	2,015,772
Miami-Dade County Health Facilities Authority,
5.750%, 05/01/2021 (ETM)(Insured by NATL)	305,000	314,089
Mid-Bay Bridge Authority:
6.875%, 10/01/2022 (ETM)	3,040,000	3,230,304
6.875%, 10/01/2022 (ETM)(Insured by AMBAC)	2,085,000	2,224,153
Osceola County Expressway Authority,
0.000%, 10/01/2028 (ETM) (5)	95,000	107,243
Reedy Creek Improvement District,
5.000%, 10/01/2031 (Callable 10/01/2028)	310,000	390,485
School Board of Miami-Dade County,
5.000%, 03/15/2039 (Callable 03/15/2024)	2,000,000	2,259,700
School District of Broward County:
5.250%, 07/01/2022 (Pre-refunded to 07/01/2021)	8,460,000	8,783,341
5.250%, 07/01/2023 (Pre-refunded to 07/01/2021)	4,840,000	5,024,985
5.000%, 07/01/2024 (Pre-refunded to 07/01/2022)	940,000	1,017,447
Seminole County School Board,
5.000%, 07/01/2035 (Callable 07/01/2026)	145,000	175,715
Total Florida (Cost $73,105,054)		75,549,868	5.2%

Georgia
Atlanta Development Authority:
5.000%, 09/01/2023 (ETM)	2,450,000	2,784,572
5.000%, 09/01/2024 (Pre-refunded to 09/01/2023)	910,000	1,034,270
5.000%, 09/01/2032 (Pre-refunded to 09/01/2023)	1,315,000	1,494,576
Development Authority of Rockdale County:
5.000%, 07/01/2022	415,000	447,142
5.000%, 07/01/2023	220,000	246,591
Forsyth County Hospital Authority,
6.375%, 10/01/2028 (ETM)	8,020,000	9,904,138
Georgia Housing & Finance Authority,
3.500%, 12/01/2046 (Callable 12/01/2025)	655,000	692,152
Main Street Natural Gas, Inc.,
0.930%, 08/01/2048 (1 Month LIBOR USD + 0.830%) (Callable 09/01/2023)(Mandatory Tender Date 12/01/2023) (2)	1,000,000	1,000,660
Richmond County Development Authority:
0.000%, 12/01/2021 (ETM)	1,950,000	1,941,635
0.000%, 12/01/2021 (ETM)	4,030,000	4,012,711
Total Georgia (Cost $22,509,903)		23,558,447	1.6%

Idaho
Ada & Boise Counties Independent School District,
5.000%, 08/01/2032 (Callable 02/01/2027)	500,000	617,310
Total Idaho (Cost $598,014)		617,310	0.0%

Illinois
Boone & Winnebago Counties Community Unit School District No. 200,
0.000%, 01/01/2024 (ETM)(Insured by AGM)	720,000	694,807
City of Chicago IL:
5.000%, 01/01/2021	230,000	232,755
5.125%, 01/01/2022 (Insured by BHAC)	885,000	908,267
5.000%, 01/01/2034 (Pre-refunded to 01/01/2025)	2,170,000	2,599,074
Cook County Community High School District No. 233,
4.000%, 12/01/2026 (Callable 06/01/2022)	2,695,000	2,852,145
Cook County Forest Preserve District,
5.000%, 12/15/2037 (Callable 06/15/2022)	1,070,000	1,138,352
Cook County School District No. 130,
5.000%, 12/01/2026 (Callable 12/01/2025)(Insured by AGM)	1,140,000	1,390,139
Cook County School District No. 144,
4.500%, 12/01/2025 (ETM)(Insured by AGM)	5,000	5,484
Cook County School District No. 159:
0.000%, 12/01/2022 (ETM)	2,000,000	1,982,780
0.000%, 12/01/2025 (ETM)	400,000	388,616
0.000%, 12/01/2028 (ETM)	295,000	275,713
Cook County School District No. 163:
6.000%, 12/15/2026 (Insured by BAM)	1,165,000	1,497,363
5.000%, 12/15/2028 (Insured by BAM)	1,305,000	1,653,696
County of Cook IL:
5.000%, 11/15/2033 (Callable 11/15/2027)	3,000,000	3,601,620
5.000%, 11/15/2034 (Callable 11/15/2027)	4,325,000	5,179,966
County of Du Page IL,
5.600%, 01/01/2021	180,000	182,410
Exceptional Children Have Opportunities:
5.000%, 12/01/2027	340,000	424,330
5.000%, 12/01/2027	270,000	336,968
5.000%, 12/01/2028	585,000	739,265
5.000%, 12/01/2029	615,000	786,659
5.000%, 12/01/2030 (Callable 12/01/2029)	645,000	831,695
5.000%, 12/01/2031 (Callable 12/01/2029)	675,000	865,694
4.000%, 12/01/2032 (Callable 12/01/2029)	210,000	243,774
4.000%, 12/01/2033 (Callable 12/01/2029)	740,000	854,715
Illinois Development Finance Authority:
0.000%, 07/15/2023 (ETM)	27,625,000	27,311,456
0.000%, 07/15/2025 (ETM)	51,620,000	50,065,206
2.450%, 11/15/2039 (Mandatory Tender Date 03/03/2026) (1)	2,230,000	2,386,278
Illinois Finance Authority:
5.000%, 02/15/2022	1,095,000	1,160,919
5.000%, 12/01/2030 (Pre-refunded to 12/01/2021)	6,875,000	7,257,594
5.000%, 07/01/2031 (Callable 01/01/2026)	1,200,000	1,472,976
4.000%, 01/15/2033 (Callable 01/15/2028)	2,170,000	2,542,567
5.000%, 08/01/2033 (Pre-refunded to 08/01/2024)	700,000	826,091
4.000%, 01/01/2034 (Callable 01/01/2026)	1,030,000	1,172,191
4.000%, 07/01/2035 (Callable 01/01/2026)	1,000,000	1,134,180
5.000%, 02/15/2036 (Callable 02/15/2027)	215,000	258,385
4.000%, 05/01/2044 (Callable 05/01/2025)	135,000	157,305
Illinois Housing Development Authority:
2.550%, 04/01/2025 (Insured by GNMA)	1,400,000	1,496,390
3.100%, 02/01/2035 (Callable 02/01/2026)	2,500,000	2,639,850
3.500%, 08/01/2046 (Callable 02/01/2026)	595,000	640,524
4.000%, 08/01/2048 (Callable 08/01/2027)(Insured by GNMA)	730,000	809,541
4.250%, 10/01/2049 (Callable 04/01/2028)	9,960,000	11,199,920
Kane County Community Unit School District No. 304:
9.000%, 01/01/2023 (ETM)(Insured by AGM)	805,000	960,518
9.000%, 01/01/2023 (Insured by AGM)	2,720,000	3,235,467
Kane McHenry Cook & De Kalb Counties Unit School District No. 300,
5.000%, 01/01/2032 (Callable 01/01/2027)	2,060,000	2,537,961
Lake County Community Consolidated School District No. 50:
5.000%, 01/01/2021 (ETM)	910,000	920,783
5.000%, 01/01/2021	465,000	470,394
Lake County Township High School District No. 113,
5.000%, 01/01/2034 (Pre-refunded to 01/01/2023)	3,675,000	4,072,084
McHenry County Community Consolidated School District No. 47,
4.000%, 02/01/2032 (Callable 02/01/2028)	850,000	987,428
Metropolitan Pier & Exposition Authority,
5.500%, 12/15/2023 (ETM)	1,540,000	1,674,242
Metropolitan Water Reclamation District of Greater Chicago:
5.000%, 12/01/2031 (Callable 12/01/2021)	4,800,000	5,031,216
5.000%, 12/01/2034 (Callable 12/01/2026)	295,000	355,428
Regional Transportation Authority:
6.700%, 11/01/2021 (Insured by NATL)	405,000	419,503
6.000%, 07/01/2022 (Insured by NATL)	3,705,000	4,046,045
6.000%, 07/01/2027 (Insured by AGM)	1,000,000	1,302,840
Southwestern Illinois Development Authority,
7.625%, 11/01/2048 (Pre-refunded to 11/01/2023)	6,185,000	7,549,597
State of Illinois:
6.500%, 06/15/2022	80,000	82,746
4.000%, 06/15/2038 (Callable 06/15/2028)(Insured by BAM)	1,850,000	1,981,498
Village of Carpentersville IL,
4.000%, 12/30/2030 (Callable 12/30/2028)(Insured by BAM) (6)	1,920,000	2,303,674
Village of Schaumburg IL,
4.000%, 12/01/2024 (Callable 12/01/2022)	5,750,000	6,202,410
Will County Community Consolidated School District No. 157-C,
2.300%, 01/01/2021	100,000	100,499
Will County Community High School District No. 210:
0.000%, 01/01/2024 (ETM)(Insured by AGM)	1,355,000	1,331,044
0.000%, 01/01/2025 (ETM)(Insured by AGM)	110,000	107,055
Will County Community Unit School District No. 201-U,
0.000%, 11/01/2024 (ETM)(Insured by NATL)	705,000	688,531
Will County Elementary School District No. 122,
0.000%, 10/01/2027 (ETM)(Insured by AGM)	470,000	444,155
Total Illinois (Cost $176,921,707)		189,002,778	13.0%

Indiana
Carmel Redevelopment Authority,
4.000%, 08/01/2033 (Callable 08/01/2022)	1,000,000	1,046,610
Columbus Multi-High School Building Corp.:
5.000%, 01/15/2026 (Insured by ST AID)	1,125,000	1,382,423
5.000%, 01/15/2027 (Insured by ST AID)	1,265,000	1,596,278
5.000%, 07/15/2028 (Insured by ST AID)	1,000,000	1,307,050
Fishers Redevelopment Authority:
4.000%, 07/15/2027	200,000	241,726
4.000%, 01/15/2028	330,000	401,178
4.000%, 07/15/2028	335,000	409,634
4.000%, 07/15/2029 (Callable 01/15/2029)	540,000	662,510
4.000%, 07/15/2030 (Callable 01/15/2029)	725,000	879,461
Fort Wayne Redevelopment Authority,
5.000%, 02/01/2025 (Callable 02/01/2024)(Insured by ST AID)	335,000	385,340
Indiana Finance Authority,
0.100%, 11/01/2037 (Optional Put Date 10/01/2020) (1)	2,000,000	2,000,000
Indiana Health & Educational Facilities Financing Authority,
4.000%, 11/15/2046 (Callable 11/15/2026)	1,780,000	1,988,829
Indiana Health Facility Financing Authority,
2.000%, 11/15/2036 (Pre-refunded to 02/01/2023) (1)	110,000	113,870
Indianapolis Local Public Improvement Bond Bank,
5.000%, 01/01/2033 (Callable 01/01/2025)	1,780,000	2,082,582
Kankakee Valley Middle School Building Corp.:
5.000%, 01/15/2029 (Insured by ST AID)	475,000	626,615
5.000%, 07/15/2029 (Insured by ST AID)	1,180,000	1,573,153
Kokomo-Center School Building Corp.,
5.000%, 01/15/2037 (Callable 07/15/2027)(Insured by ST AID)	500,000	599,355
Northern Wells Multi-School Building Corp.,
4.000%, 07/15/2035 (Callable 07/15/2027)(Insured by ST AID)	160,000	182,770
Total Indiana (Cost $16,459,918)		17,479,384	1.2%

Iowa
County of Washington IA,
4.000%, 06/01/2030 (Callable 06/01/2026)	1,015,000	1,165,900
Iowa Finance Authority:
5.000%, 08/01/2028 (Pre-refunded to 08/01/2026)	3,625,000	4,606,578
5.000%, 08/01/2035 (Callable 08/01/2025)	950,000	1,125,902
4.000%, 07/01/2047 (Callable 07/01/2027)(Insured by GNMA)	675,000	738,524
4.000%, 07/01/2047 (Callable 07/01/2028)(Insured by GNMA)	1,235,000	1,408,295
3.250%, 07/01/2050 (Callable 07/01/2029)(Insured by GNMA)	1,725,000	1,910,800
Iowa Higher Education Loan Authority:
4.500%, 10/01/2033 (Pre-refunded to 10/01/2021)	2,100,000	2,188,620
5.000%, 10/01/2038 (Pre-refunded to 10/01/2021)	2,090,000	2,188,606
University of Iowa,
4.000%, 07/01/2033 (Callable 07/01/2027)	655,000	763,566
Total Iowa (Cost $15,564,287)		16,096,791	1.1%

Kansas
City of Wichita KS,
5.000%, 11/15/2020 (ETM)	1,120,000	1,126,429
Crawford County Unified School District No. 250,
5.000%, 09/01/2035 (Callable 09/01/2027)(Insured by BAM)	445,000	549,797
Johnson County Unified School District No. 512,
4.000%, 10/01/2035 (Callable 10/01/2025)	300,000	339,729
Kansas Development Finance Authority,
5.000%, 11/15/2032 (Callable 05/15/2022)	1,955,000	2,080,902
Shawnee County Unified School District No. 501,
2.000%, 08/01/2044 (Pre-refunded to 08/01/2026)	85,000	92,165
Total Kansas (Cost $4,139,073)		4,189,022	0.3%

Kentucky
Louisville & Jefferson County Metropolitan Government,
5.000%, 12/01/2035 (Callable 06/01/2022)	1,320,000	1,423,580
Total Kentucky (Cost $1,402,506)		1,423,580	0.1%

Louisiana
Caddo Parish Commission,
5.000%, 02/01/2028 (Callable 02/01/2025)	530,000	626,624
Jefferson Parish Hospital Service District No. 1,
6.000%, 01/01/2039 (Pre-refunded to 01/01/2021)	1,080,000	1,095,411
Jefferson Sales Tax District,
4.000%, 12/01/2032 (Callable 12/01/2029)(Insured by AGM)	1,300,000	1,574,261
Louisiana Public Facilities Authority:
5.500%, 05/15/2027 (Pre-refunded to 05/15/2026)	26,700,000	32,421,543
5.500%, 05/15/2032 (Pre-refunded to 05/15/2026)	22,180,000	28,388,404
State of Louisiana,
5.000%, 05/01/2027 (Pre-refunded to 05/01/2022)	1,420,000	1,527,267
Webster Parish School District No. 6:
5.000%, 03/01/2025 (Insured by AGM)	425,000	505,410
5.000%, 03/01/2026 (Insured by AGM)	635,000	776,300
5.000%, 03/01/2027 (Insured by AGM)	620,000	776,191
5.000%, 03/01/2028 (Insured by AGM)	755,000	964,845
4.000%, 03/01/2030 (Callable 03/01/2029)(Insured by AGM)	665,000	802,402
4.000%, 03/01/2031 (Callable 03/01/2029)(Insured by AGM)	840,000	1,003,800
Total Louisiana (Cost $64,194,461)		70,462,458	4.8%

Maryland
City of Baltimore MD:
5.000%, 07/01/2024 (ETM)	1,220,000	1,349,881
5.000%, 07/01/2028 (ETM)	250,000	296,590
Maryland Community Development Administration,
0.625%, 07/01/2022 (Callable 01/01/2022)	500,000	500,660
Maryland Health & Higher Educational Facilities Authority:
5.250%, 07/01/2026 (Pre-refunded to 07/01/2024)	285,000	336,824
5.000%, 07/01/2027 (ETM)(Insured by AMBAC)	1,740,000	2,051,234
State of Maryland:
4.000%, 06/01/2030 (Callable 06/01/2024)	5,790,000	6,475,247
4.000%, 08/01/2030 (Callable 08/01/2027)	2,130,000	2,567,204
5.000%, 08/01/2031 (Callable 08/01/2028)	9,835,000	12,812,841
Total Maryland (Cost $24,302,943)		26,390,481	1.8%

Massachusetts
Commonwealth of Massachusetts,
4.500%, 12/01/2043 (Pre-refunded to 12/01/2021)	1,235,000	1,297,293
Massachusetts Department of Transportation,
5.125%, 01/01/2023 (ETM)	940,000	993,533
Massachusetts Development Finance Agency,
5.000%, 07/15/2033 (Callable 07/15/2026)	725,000	890,003
Massachusetts Housing Finance Agency:
0.875%, 12/01/2023 (Callable 06/01/2022)	1,000,000	1,006,270
4.000%, 12/01/2044 (Callable 06/01/2025)	950,000	1,008,007
4.000%, 12/01/2048 (Callable 06/01/2027)(Insured by GNMA)	1,460,000	1,590,611
4.000%, 06/01/2049 (Callable 12/01/2028)	650,000	722,670
Massachusetts State College Building Authority,
0.000%, 05/01/2027 (ETM)(Insured by NATL)	335,000	321,205
Total Massachusetts (Cost $7,609,119)		7,829,592	0.5%

Michigan
Algonac Community Schools:
4.000%, 05/01/2028 (Callable 05/01/2027)(Insured by Q-SBLF)	175,000	205,800
4.000%, 05/01/2029 (Callable 05/01/2027)(Insured by Q-SBLF)	370,000	431,128
4.000%, 05/01/2030 (Callable 05/01/2027)(Insured by Q-SBLF)	470,000	543,245
Brighton Area School District,
5.000%, 05/01/2021 (Insured by Q-SBLF)	500,000	512,935
Chippewa Hills School District,
4.000%, 05/01/2033 (Callable 05/01/2025)(Insured by Q-SBLF)	300,000	332,325
Ecorse Public School District,
5.000%, 05/01/2027 (Insured by Q-SBLF)	515,000	653,000
Fraser Public School District,
5.000%, 05/01/2024 (Insured by Q-SBLF)	1,000,000	1,161,800
Michigan Finance Authority,
5.000%, 06/01/2027 (Pre-refunded to 06/01/2022)	1,315,000	1,419,332
Michigan State Housing Development Authority:
2.700%, 12/01/2034 (Callable 12/01/2028)	4,700,000	4,972,600
4.250%, 12/01/2049 (Callable 06/01/2028)	4,330,000	4,856,441
3.500%, 12/01/2050 (Callable 06/01/2029)	6,975,000	7,786,053
Pinckney Community Schools:
5.000%, 05/01/2022 (Insured by Q-SBLF)	1,935,000	2,076,371
5.000%, 05/01/2023 (Insured by Q-SBLF)	2,200,000	2,459,798
State of Michigan,
0.000%, 06/01/2022 (ETM)(Insured by AMBAC)	2,085,000	2,071,531
Swartz Creek Community Schools,
5.000%, 05/01/2038 (Callable 05/01/2029)(Insured by Q-SBLF)	1,000,000	1,261,940
Utica Community Schools,
5.000%, 05/01/2034 (Callable 05/01/2029)(Insured by Q-SBLF)	305,000	390,537
Warren Consolidated Schools:
5.000%, 05/01/2033 (Callable 05/01/2026)(Insured by Q-SBLF)	2,595,000	3,156,246
5.000%, 05/01/2033 (Callable 05/01/2026)(Insured by Q-SBLF)	4,660,000	5,667,865
5.000%, 05/01/2035 (Callable 05/01/2026)(Insured by Q-SBLF)	925,000	1,119,463
Total Michigan (Cost $38,723,535)		41,078,410	2.8%

Minnesota
County of Hennepin MN:
4.000%, 12/01/2025 (Callable 12/01/2022)	3,000,000	3,238,560
5.000%, 12/01/2041 (Callable 12/01/2026)	1,000,000	1,233,330
Maple River Independent School District No. 2135,
4.000%, 02/01/2039 (Callable 02/01/2030)(Insured by SD CRED PROG)	2,095,000	2,521,773
Minneapolis-Saint Paul Metropolitan Airports Commission,
5.000%, 01/01/2032 (Callable 01/01/2027)	505,000	609,641
Minnesota Housing Finance Agency:
4.500%, 07/01/2034 (Callable 07/01/2021)(Insured by GNMA)	85,000	86,387
4.000%, 07/01/2047 (Callable 01/01/2027)(Insured by GNMA)	345,000	372,711
4.250%, 07/01/2049 (Callable 07/01/2028)(Insured by GNMA)	1,285,000	1,445,188
Pipestone-Jasper Independent School District No. 2689,
4.000%, 02/01/2032 (Callable 02/01/2029)(Insured by SD CRED PROG)	580,000	705,848
Total Minnesota (Cost $9,838,756)		10,213,438	0.7%

Mississippi
Mississippi Development Bank:
5.000%, 03/01/2029 (Callable 03/01/2027)	825,000	1,027,702
5.250%, 03/01/2035 (Callable 03/01/2028)	495,000	616,785
Oxford School District,
4.000%, 05/01/2027	500,000	599,875
State of Mississippi,
5.000%, 10/01/2028 (Callable 10/01/2027)	1,130,000	1,453,779
West Rankin Utility Authority,
5.000%, 01/01/2038 (Callable 01/01/2025)(Insured by AGM)	550,000	623,062
Total Mississippi (Cost $3,919,240)		4,321,203	0.3%

Missouri
Independence School District,
5.500%, 03/01/2035 (Callable 03/01/2027)(Insured by ST AID)	955,000	1,210,921
Jackson County School District No. R-IV,
5.500%, 03/01/2037 (Callable 03/01/2029)(Insured by ST AID)	1,040,000	1,391,561
Metropolitan St. Louis Sewer District,
5.000%, 05/01/2036 (Callable 05/01/2025)	1,275,000	1,507,101
Missouri Housing Development Commission:
1.950%, 05/01/2025 (Insured by GNMA)	95,000	99,653
3.950%, 11/01/2040 (Callable 05/01/2025)(Insured by GNMA)	1,450,000	1,493,152
Moberly School District No. 81,
4.000%, 03/01/2030 (Callable 03/01/2027)(Insured by ST AID)	315,000	371,432
St. Louis County School District,
4.000%, 03/01/2031 (Callable 03/01/2025)	1,480,000	1,680,718
Total Missouri (Cost $7,305,169)		7,754,538	0.5%

Montana
Flathead County School District No. 44,
4.000%, 07/01/2036 (Callable 07/01/2028)	210,000	244,572
Montana Facility Finance Authority:
5.000%, 07/01/2028 (Callable 07/01/2027)	430,000	539,994
5.000%, 07/01/2029 (Callable 07/01/2027)	535,000	667,905
Total Montana (Cost $1,340,908)		1,452,471	0.1%

Nebraska
City of Lincoln NE,
5.000%, 04/01/2023	290,000	325,018
Nebraska Educational Health Cultural & Social Services Finance Authority:
4.000%, 01/01/2033 (Callable 01/01/2026)	400,000	453,088
4.000%, 01/01/2034 (Callable 01/01/2026)	2,000,000	2,258,780
4.000%, 01/01/2035 (Callable 01/01/2026)	1,000,000	1,126,060
Nebraska Investment Finance Authority,
3.500%, 09/01/2050 (Callable 03/01/2029)(Insured by GNMA)	1,995,000	2,225,283
Omaha School District,
4.000%, 12/15/2033 (Callable 12/15/2028)	1,125,000	1,352,813
University of Nebraska:
3.000%, 07/01/2028 (Pre-refunded to 07/01/2026)	30,000	34,556
3.000%, 05/15/2035 (Pre-refunded to 05/15/2026)	20,000	22,983
3.000%, 07/01/2039 (Pre-refunded to 07/01/2026)	15,000	17,278
Village of Boys Town NE,
3.000%, 09/01/2028	150,000	170,896
Total Nebraska (Cost $7,751,906)		7,986,755	0.6%

Nevada
County of Clark NV:
5.000%, 07/01/2033 (Callable 07/01/2024)	1,925,000	2,171,804
5.000%, 07/01/2035 (Callable 07/01/2025)	430,000	496,796
Total Nevada (Cost $2,567,849)		2,668,600	0.2%

New Hampshire
New Hampshire Housing Finance Authority,
5.250%, 07/01/2028 (Callable 01/01/2021)	60,000	60,000
Total New Hampshire (Cost $60,129)		60,000	0.0%

New Jersey
New Jersey Building Authority,
5.000%, 06/15/2024 (ETM)	1,410,000	1,653,267
New Jersey Economic Development Authority,
5.250%, 07/01/2025	1,285,000	1,504,709
New Jersey Educational Facilities Authority,
5.000%, 07/01/2044 (Callable 07/01/2024)	615,000	698,271
New Jersey Health Care Facilities Financing Authority:
0.000%, 07/01/2023 (ETM)(Insured by NATL)	10,000	9,902
3.750%, 07/01/2027 (ETM)	205,000	231,681
New Jersey Housing & Mortgage Finance Agency:
0.750%, 05/01/2023 (Mandatory Tender Date 06/01/2022) (1)	5,800,000	5,829,986
6.000%, 11/01/2023 (Pre-refunded to 11/02/2020)	110,000	114,652
4.500%, 10/01/2048 (Callable 10/01/2027)	1,390,000	1,576,635
2.450%, 10/01/2050 (Callable 04/01/2029)	650,000	629,746
New Jersey Transportation Trust Fund Authority:
5.250%, 12/15/2020	5,000,000	5,043,450
0.000%, 12/15/2026 (Insured by BHAC)	1,210,000	1,105,517
0.000%, 12/15/2030	845,000	688,641
Total New Jersey (Cost $18,774,782)		19,086,457	1.3%

New Mexico
Jal Public School District No. 19,
2.750%, 10/01/2027 (Pre-refunded to 10/01/2023)(Insured by ST AID)	600,000	643,644
New Mexico Finance Authority,
4.000%, 06/01/2029 (Callable 06/01/2026)	2,615,000	3,057,903
New Mexico Mortgage Finance Authority:
3.500%, 07/01/2033 (Callable 01/01/2028)(Insured by GNMA)	1,170,000	1,294,886
3.950%, 09/01/2040 (Callable 09/01/2024)(Insured by GNMA)	1,075,000	1,138,984
New Mexico Mortgage Financial Authority:
4.625%, 09/01/2025 (Callable 11/02/2020)(Insured by GNMA)	220,000	222,721
3.550%, 09/01/2037 (Callable 03/01/2027)(Insured by GNMA)	1,155,000	1,249,468
Ruidoso Municipal School District No. 3,
4.000%, 08/01/2032 (Callable 08/01/2026)(Insured by ST AID)	115,000	132,122
Total New Mexico (Cost $7,306,727)		7,739,728	0.5%

New York
City of New York NY:
5.000%, 08/01/2022	5,000,000	5,438,300
5.000%, 12/01/2041 (Callable 12/01/2028)	1,125,000	1,357,762
Metropolitan Transportation Authority,
5.000%, 11/15/2028 (Pre-refunded to 11/15/2023)	210,000	241,542
New York City Transitional Finance Authority:
5.000%, 08/01/2029 (Callable 08/01/2026)	1,550,000	1,912,359
5.000%, 08/01/2030 (Callable 08/01/2024)	2,500,000	2,904,025
5.000%, 08/01/2033 (Callable 08/01/2026)	2,835,000	3,443,788
5.000%, 05/01/2035 (Callable 05/01/2028)	4,000,000	4,950,120
5.000%, 05/01/2042 (Callable 05/01/2027)	500,000	604,030
New York City Water & Sewer System:
5.000%, 06/15/2032 (Callable 12/15/2025)	6,500,000	7,919,925
5.000%, 06/15/2035 (Callable 12/15/2025)	500,000	605,805
4.000%, 06/15/2040 (Callable 12/15/2029)	500,000	585,455
New York Liberty Development Corp.,
4.000%, 09/15/2035 (Callable 03/15/2022)	3,000,000	3,112,440
New York State Dormitory Authority:
5.000%, 03/15/2030 (Callable 03/15/2024)	3,735,000	4,299,471
5.000%, 03/15/2033 (Callable 03/15/2025)	5,050,000	5,894,410
5.000%, 03/15/2037 (Callable 09/15/2025)	155,000	183,367
5.250%, 03/15/2039 (Callable 09/15/2028)	3,700,000	4,613,419
5.000%, 03/15/2048 (Callable 09/15/2028)	4,550,000	5,526,066
New York State Environmental Facilities Corp.,
5.500%, 10/15/2030 (ETM)	390,000	555,719
New York State Housing Finance Agency,
1.600%, 11/01/2024 (Callable 12/01/2021)	5,895,000	5,943,929
New York State Urban Development Corp.:
5.000%, 03/15/2022	2,015,000	2,156,775
5.000%, 03/15/2032 (Callable 03/15/2024)	6,000,000	6,895,680
State of New York Mortgage Agency,
4.000%, 10/01/2049 (Callable 04/01/2028)	4,495,000	4,991,698
Triborough Bridge & Tunnel Authority,
0.600%, 11/15/2027 (1 Month LIBOR USD + 0.500%) (Callable 05/15/2021)(Mandatory Tender Date 11/15/2021) (2)	3,180,000	3,178,505
Total New York (Cost $74,230,191)		77,314,590	5.3%

North Carolina
City of Charlotte NC,
5.000%, 07/01/2031 (Callable 07/01/2028)	2,580,000	3,363,572
County of Wake NC,
5.000%, 08/01/2026	1,715,000	2,170,555
Inlivian,
2.550%, 05/01/2037	5,000,000	5,147,350
North Carolina Eastern Municipal Power Agency:
6.400%, 01/01/2021 (ETM)	932,000	946,222
4.500%, 01/01/2024 (Pre-refunded to 01/01/2022)	7,245,000	7,396,638
North Carolina Housing Finance Agency:
4.000%, 01/01/2050 (Callable 07/01/2028)	1,190,000	1,333,966
4.000%, 07/01/2050 (Callable 07/01/2029)	1,800,000	2,046,402
North Carolina Medical Care Commission,
5.750%, 01/01/2035 (Pre-refunded to 01/01/2021)	525,000	532,198
State of North Carolina,
5.000%, 05/01/2024 (Callable 05/01/2023)	1,000,000	1,122,090
University of North Carolina at Chapel Hill:
0.450%, 12/01/2034 (1 Month LIBOR USD + 0.350%) (Callable 06/01/2021)(Mandatory Tender Date 12/01/2021) (2)	200,000	200,000
0.500%, 12/01/2041 (1 Month LIBOR USD + 0.400%) (Callable 03/09/2022)(Mandatory Tender Date 11/09/2022) (2)	7,000,000	7,002,240
Total North Carolina (Cost $30,799,016)		31,261,233	2.1%

North Dakota
County of Burleigh ND:
5.000%, 07/01/2025 (Pre-refunded to 07/01/2021)	1,500,000	1,549,920
5.000%, 07/01/2029 (Pre-refunded to 07/01/2021)	470,000	485,641
4.000%, 11/01/2029 (Callable 11/01/2022)(Insured by AGM)	425,000	450,275
North Dakota Housing Finance Agency:
3.550%, 07/01/2033 (Callable 01/01/2028)	3,000,000	3,270,870
3.450%, 07/01/2037 (Callable 07/01/2026)(Insured by FHA)	2,955,000	3,158,422
3.500%, 07/01/2046 (Callable 01/01/2026)	1,005,000	1,080,013
4.000%, 01/01/2050 (Callable 07/01/2028)	1,230,000	1,404,230
North Dakota Public Finance Authority,
5.000%, 10/01/2032 (Callable 10/01/2028)	2,590,000	3,346,876
Total North Dakota (Cost $14,281,583)		14,746,247	1.0%

Ohio
Akron Bath Copley Joint Township Hospital District,
3.800%, 01/01/2027 (Pre-refunded to 01/01/2022)	815,000	844,356
City of Cleveland OH:
5.000%, 12/01/2029 (Pre-refunded to 12/01/2022)	850,000	938,443
5.000%, 12/01/2029 (Callable 12/01/2022)	10,000	10,968
City of Delaware OH,
4.000%, 12/01/2033 (Callable 12/01/2024)	200,000	222,084
City of Oxford OH,
4.000%, 12/01/2033 (Callable 12/01/2026)	40,000	46,277
Cleveland Municipal School District,
5.000%, 12/01/2020 (Insured by SD CRED PROG)	2,015,000	2,030,596
County of Lucas OH,
5.750%, 11/15/2031 (Pre-refunded to 11/15/2021)	1,110,000	1,178,720
County of Montgomery OH:
5.250%, 05/01/2029 (Pre-refunded to 11/12/2023)	1,085,000	1,242,748
5.250%, 05/01/2029 (Pre-refunded to 11/13/2023)	1,685,000	1,902,904
Lucas-Plaza Housing Development Corp.,
0.000%, 06/01/2024 (ETM)(Insured by FHA)	1,365,000	1,339,761
Ohio Housing Finance Agency:
3.950%, 09/01/2043 (Callable 09/01/2027)(Insured by GNMA)	425,000	463,663
3.500%, 09/01/2046 (Callable 09/01/2025)(Insured by GNMA)	985,000	1,060,845
3.750%, 09/01/2050 (Callable 03/01/2029)(Insured by GNMA)	2,410,000	2,726,240
State of Ohio:
5.000%, 06/15/2021	6,740,000	6,970,980
5.000%, 09/01/2033 (Callable 03/01/2024)	575,000	661,618
5.000%, 04/01/2039 (Callable 04/01/2030)	2,000,000	2,577,920
University of Akron,
5.000%, 01/01/2033 (Callable 07/01/2026)	335,000	393,669
Total Ohio (Cost $24,065,467)		24,611,792	1.7%

Oklahoma
Oklahoma Housing Finance Agency,
0.300%, 10/01/2021 (Mandatory Tender Date 10/01/2020) (1)	1,290,000	1,290,000
Total Oklahoma (Cost $1,290,000)		1,290,000	0.1%

Oregon
Clackamas County School District No. 12,
5.000%, 06/15/2037 (Callable 06/15/2027)(Insured by SCH BD GTY)	825,000	1,016,318
County of Multnomah OR,
4.000%, 06/01/2030 (Callable 06/01/2022)	1,565,000	1,645,973
Salem-Keizer School District No. 24J,
0.000%, 06/15/2033 (Callable 06/15/2030)(Insured by SCH BD GTY) (5)	2,535,000	3,268,604
State of Oregon:
4.000%, 12/01/2045 (Callable 06/01/2025)	2,360,000	2,529,613
4.000%, 12/01/2048 (Callable 12/01/2026)	2,605,000	2,829,629
State of Oregon Housing & Community Services Department:
4.000%, 01/01/2047 (Callable 07/01/2025)	1,160,000	1,242,464
3.750%, 07/01/2048 (Callable 01/01/2027)	1,620,000	1,730,144
3.500%, 01/01/2051 (Callable 01/01/2029)	4,200,000	4,685,058
Washington County School District No. 1,
5.000%, 06/15/2035 (Callable 06/15/2027)(Insured by SCH BD GTY)	600,000	745,950
Total Oregon (Cost $19,180,040)		19,693,753	1.4%

Pennsylvania
Centennial School District Bucks County,
4.000%, 12/15/2029 (Callable 12/15/2024)(Insured by ST AID)	265,000	296,808
Commonwealth Financing Authority,
4.000%, 06/01/2039 (Callable 06/01/2028)(Insured by AGM)	1,500,000	1,701,870
Mckeesport Area School District,
0.000%, 10/01/2025 (ETM)	110,000	106,968
Pennsylvania Higher Educational Facilities Authority:
5.000%, 04/01/2035 (Pre-refunded to 04/01/2022)	200,000	214,470
5.750%, 08/15/2041 (Pre-refunded to 08/15/2021)	535,000	561,071
Pennsylvania Housing Finance Agency:
2.450%, 07/01/2022 (Mandatory Tender Date 07/01/2021) (1)	5,325,000	5,407,165
3.500%, 10/01/2046 (Callable 10/01/2025)	995,000	1,054,809
3.500%, 04/01/2051 (Callable 10/01/2029)	4,200,000	4,597,362
Pittsburgh Water & Sewer Authority:
0.000%, 09/01/2026 (ETM)	720,000	694,116
0.000%, 09/01/2027 (ETM)	1,075,000	1,024,303
0.000%, 09/01/2028 (ETM)	360,000	339,023
Total Pennsylvania (Cost $15,422,378)		15,997,965	1.1%

Puerto Rico
Puerto Rico Highways & Transportation Authority,
5.250%, 07/01/2022 (ETM)(Insured by AGM)	1,150,000	1,248,693
Puerto Rico Public Finance Corp.:
5.125%, 06/01/2024 (Insured by AMBAC)	5,225,000	5,684,539
6.000%, 08/01/2026 (ETM)	4,340,000	5,651,852
6.000%, 08/01/2026 (ETM)(Insured by AGC)	1,055,000	1,373,895
6.000%, 08/01/2026 (ETM)(Insured by AGC)	1,155,000	1,504,122
6.000%, 08/01/2026 (ETM)(Insured by AGC)	1,685,000	2,194,325
6.000%, 08/01/2026 (ETM)(Insured by AGC)	1,310,000	1,705,973
5.500%, 08/01/2027 (ETM)(Insured by AMBAC)	6,500,000	8,582,470
Total Puerto Rico (Cost $25,974,663)		27,945,869	1.9%

Rhode Island
Rhode Island Housing & Mortgage Finance Corp.,
3.500%, 10/01/2050 (Callable 10/01/2029)	1,390,000	1,551,087
State of Rhode Island,
5.000%, 08/01/2024	5,000,000	5,891,150
Total Rhode Island (Cost $6,962,044)		7,442,237	0.5%

South Carolina
Charleston Educational Excellence Finance Corp.,
5.000%, 12/01/2026 (Callable 12/01/2023)	4,625,000	5,254,416
City of Columbia SC,
5.000%, 02/01/2029 (Callable 02/01/2028)	25,000	32,495
Patriots Energy Group Financing Agency,
0.960%, 10/01/2048 (1 Month LIBOR USD + 0.860%)(Callable 11/01/2023)(Mandatory Tender Date 02/01/2024) (2)	2,895,000	2,898,995
Piedmont Municipal Power Agency,
5.375%, 01/01/2025 (ETM)(Insured by NATL)	5,530,000	6,556,976
South Carolina Jobs-Economic Development Authority,
0.340%, 05/01/2048 (Callable 10/01/2020)(Optional Put Date 10/07/2020) (1)	1,600,000	1,600,000
Total South Carolina (Cost $15,691,316)		16,342,882	1.1%

South Dakota
Harrisburg School District No. 41-2,
2.375%, 08/01/2026 (Insured by ST AID)	415,000	441,506
Sioux Falls School District No. 49-5,
1.375%, 08/01/2021 (Insured by ST AID)	50,000	50,351
South Dakota Housing Development Authority:
4.100%, 11/01/2028 (Callable 05/01/2023)	255,000	268,918
3.375%, 05/01/2033 (Callable 05/01/2022)	340,000	348,286
Total South Dakota (Cost $1,059,224)		1,109,061	0.1%

Tennessee
City of Murfreesboro TN:
3.000%, 06/01/2030 (Callable 06/01/2023)	3,400,000	3,572,686
3.000%, 06/01/2031 (Callable 06/01/2023)	3,005,000	3,147,046
Memphis Health Educational & Housing Facility Board,
0.625%, 06/01/2023 (Mandatory Tender Date 06/01/2022) (1)	2,500,000	2,509,850
Nashville & Davidson County Metropolitan Government:
0.000%, 06/01/2021 (ETM)	2,380,000	2,374,955
4.875%, 11/01/2028 (ETM)(Insured by NATL)	2,025,000	2,365,524
Rutherford County Health & Educational Facilities Board,
2.500%, 11/01/2021 (Mandatory Tender Date 11/01/2020) (1)	1,850,000	1,853,219
Tennessee Housing Development Agency:
3.850%, 01/01/2035 (Callable 01/01/2025)	425,000	456,900
3.900%, 07/01/2042 (Callable 07/01/2027)	775,000	845,672
4.000%, 01/01/2043 (Callable 07/01/2027)	1,065,000	1,166,484
3.650%, 07/01/2047 (Callable 01/01/2027)	1,150,000	1,216,229
4.050%, 01/01/2049 (Callable 01/01/2028)	3,030,000	3,239,161
4.250%, 01/01/2050 (Callable 07/01/2028)	1,625,000	1,816,344
Total Tennessee (Cost $24,000,413)		24,564,070	1.7%

Texas
Amarillo Independent School District,
5.000%, 02/01/2026 (Callable 02/01/2024)(PSF Guaranteed)	1,370,000	1,581,953
Anna Independent School District,
5.000%, 08/15/2035 (Callable 08/15/2026)(PSF Guaranteed)	910,000	1,111,565
Arlington Higher Education Finance Corp.:
4.000%, 08/15/2024 (PSF Guaranteed)	1,025,000	1,149,404
5.000%, 08/15/2024 (PSF Guaranteed)	1,010,000	1,177,286
5.000%, 08/15/2024 (PSF Guaranteed)	100,000	116,563
5.000%, 08/15/2026 (PSF Guaranteed)	500,000	624,620
4.000%, 08/15/2027 (Callable 08/15/2026)(PSF Guaranteed)	875,000	1,025,176
5.000%, 02/15/2028 (Callable 02/15/2025)(PSF Guaranteed)	1,905,000	2,240,470
4.000%, 08/15/2028 (Callable 08/15/2026)(PSF Guaranteed)	850,000	988,508
5.000%, 08/15/2028 (Callable 08/15/2024)(PSF Guaranteed)	555,000	637,512
4.000%, 08/15/2033 (Callable 08/15/2026)(PSF Guaranteed)	450,000	504,279
5.000%, 08/15/2033 (Callable 08/15/2024)(PSF Guaranteed)	1,460,000	1,650,939
4.000%, 08/15/2034 (Callable 08/15/2026)(PSF Guaranteed)	195,000	221,068
4.000%, 08/15/2035 (Callable 08/15/2026)(PSF Guaranteed)	455,000	514,300
4.000%, 12/01/2035 (Callable 06/01/2027)(PSF Guaranteed)	450,000	516,555
Austin Community College District,
5.000%, 08/01/2035 (Callable 08/01/2025)	1,175,000	1,410,505
Austin Community College District Public Facility Corp.,
5.000%, 08/01/2033 (Callable 08/01/2025)	750,000	898,357
Balmorhea Independent School District,
4.000%, 02/15/2042 (6)	350,000	380,950
Barbers Hill Independent School District,
4.000%, 02/15/2037 (Callable 08/15/2026)(PSF Guaranteed)	860,000	999,604
Blum Independent School District:
4.000%, 08/15/2032 (Callable 08/15/2026)(PSF Guaranteed)	165,000	189,585
4.000%, 08/15/2033 (Callable 08/15/2026)(PSF Guaranteed)	210,000	240,355
Burleson Independent School District,
5.000%, 08/01/2025 (PSF Guaranteed)	1,260,000	1,532,601
City of Dallas TX,
5.000%, 02/15/2029	1,875,000	2,469,056
City of El Paso TX,
5.000%, 08/15/2022	170,000	185,319
City of Fort Worth TX,
4.000%, 02/15/2035 (Callable 02/15/2028)	2,530,000	2,986,893
City of Houston TX:
5.500%, 12/01/2024 (ETM)(Insured by NATL)	1,835,000	2,132,857
0.000%, 12/01/2026 (ETM)(Insured by AGM)	465,000	448,967
5.500%, 12/01/2029 (ETM)(Insured by NATL)	16,050,000	20,926,632
5.750%, 12/01/2032 (ETM)(Insured by AGM)	29,965,000	45,352,327
City of San Antonio TX,
5.000%, 02/01/2025 (ETM)	175,000	209,860
Clifton Higher Education Finance Corp.:
5.000%, 08/15/2029 (Callable 08/15/2024)(PSF Guaranteed)	215,000	251,692
4.000%, 08/15/2031 (Callable 08/15/2026)(PSF Guaranteed)	120,000	138,667
Conroe Independent School District,
5.000%, 02/15/2023 (Pre-refunded to 02/15/2021)(PSF Guaranteed)	1,745,000	1,776,235
County of Bexar TX:
4.000%, 06/15/2030 (Callable 06/15/2026)	150,000	176,692
4.000%, 06/15/2033 (Callable 06/15/2025)	3,795,000	4,410,359
5.000%, 06/15/2036 (Callable 06/15/2026)	2,120,000	2,591,340
County of Harris TX:
5.000%, 10/01/2026 (Callable 10/01/2025)	4,170,000	5,123,304
5.000%, 08/15/2030 (Callable 08/15/2022)	700,000	761,152
County of Montgomery TX,
5.000%, 03/01/2027 (Pre-refunded to 03/01/2022)	665,000	710,439
County of Williamson TX:
4.000%, 02/15/2034 (Callable 08/15/2026)	2,270,000	2,658,193
4.000%, 02/15/2039 (Callable 02/15/2029)	1,320,000	1,581,096
Crowley Independent School District,
5.000%, 08/01/2036 (Callable 08/01/2025)(PSF Guaranteed)	2,000,000	2,407,200
Dallas Independent School District:
5.000%, 02/15/2036 (Pre-refunded to 02/15/2022)(PSF Guaranteed)	390,000	415,533
5.000%, 02/15/2036 (Pre-refunded to 02/15/2022)(PSF Guaranteed) (1)	700,000	745,829
5.000%, 02/15/2036 (Mandatory Tender Date 02/15/2022)(PSF Guaranteed) (1)	705,000	750,452
Decatur Hospital Authority,
5.750%, 09/01/2029 (ETM)	460,000	573,832
DeSoto Independent School District:
5.000%, 08/15/2032 (Callable 08/15/2025)(Insured by BAM)	1,080,000	1,287,176
5.000%, 08/15/2032 (Callable 08/15/2024)(PSF Guaranteed)	1,825,000	2,121,198
Eagle Mountain & Saginaw Independent School District,
4.000%, 08/15/2045 (Callable 08/15/2025)(PSF Guaranteed)	675,000	771,754
Ennis Independent School District,
5.000%, 08/15/2025 (PSF Guaranteed)	1,145,000	1,398,228
Forney Independent School District,
5.000%, 08/15/2034 (Callable 08/15/2025)(PSF Guaranteed)	525,000	630,142
Fort Bend Independent School District,
5.000%, 08/15/2024 (PSF Guaranteed)	1,655,000	1,958,411
Godley Independent School District,
5.000%, 02/15/2023 (PSF Guaranteed)	1,445,000	1,604,109
Harlingen Consolidated Independent School District:
5.000%, 08/15/2024 (PSF Guaranteed)	2,810,000	3,312,035
5.000%, 08/15/2025 (PSF Guaranteed)	1,445,000	1,763,781
Harris County Cultural Education Facilities Finance Corp.,
7.000%, 01/01/2048 (Pre-refunded to 01/01/2023)	3,800,000	4,352,140
Harris County Health Facilities Development Corp.:
5.750%, 07/01/2027 (ETM)	4,545,000	5,579,533
6.250%, 07/01/2027 (ETM)	7,295,000	9,145,741
Harris County Toll Road Authority,
5.000%, 08/15/2028 (Callable 02/15/2028)	770,000	994,139
Hays Consolidated Independent School District,
4.000%, 02/15/2033 (Callable 02/15/2027)(PSF Guaranteed)	880,000	1,031,290
Honda Auto Receivables Owner Trust,
5.000%, 02/15/2026 (Callable 02/15/2024)(PSF Guaranteed)	1,030,000	1,168,793
Houston Higher Education Finance Corp.,
5.000%, 02/15/2034 (Callable 02/15/2024)(PSF Guaranteed)	1,795,000	2,000,115
Humble Independent School District:
5.000%, 02/15/2021 (PSF Guaranteed)	1,500,000	1,526,970
5.000%, 02/15/2036 (Callable 02/15/2027)(PSF Guaranteed)	1,000,000	1,227,570
Irving Independent School District,
5.000%, 02/15/2025 (Callable 08/15/2024)(PSF Guaranteed)	1,250,000	1,470,688
Kenedy Independent School District:
4.000%, 08/15/2031 (Callable 08/15/2023)(PSF Guaranteed)	100,000	109,050
4.000%, 08/15/2035 (Callable 08/15/2021)(PSF Guaranteed)	100,000	102,784
4.000%, 08/15/2036 (Callable 08/15/2021)(PSF Guaranteed)	150,000	154,110
4.000%, 08/15/2037 (Callable 08/15/2021)(PSF Guaranteed)	100,000	102,704
4.000%, 08/15/2038 (Callable 08/15/2021)(PSF Guaranteed)	100,000	102,651
Killeen Independent School District,
4.000%, 02/15/2024 (Callable 02/15/2021)(PSF Guaranteed)	1,145,000	1,161,053
Kirbyville Consolidated Independent School District,
4.000%, 02/15/2029 (Pre-refunded to 02/15/2024)(PSF Guaranteed)	160,000	180,118
Klein Independent School District,
4.000%, 08/01/2031 (Callable 08/01/2025)(PSF Guaranteed)	1,000,000	1,151,560
La Joya Independent School District,
4.000%, 02/15/2035 (Callable 02/15/2027)(Insured by AGM)	910,000	1,027,554
La Porte Independent School District,
5.000%, 02/15/2025 (PSF Guaranteed)	1,080,000	1,295,892
Leander Independent School District:
0.000%, 08/15/2035 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	250,000	142,235
0.000%, 08/15/2037 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	700,000	370,783
0.000%, 08/15/2040 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	635,000	290,328
0.000%, 08/15/2040 (Callable 08/15/2024)(PSF Guaranteed)	20,000	8,820
0.000%, 08/15/2041 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	8,915,000	3,587,842
0.000%, 08/15/2041 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	135,000	58,393
0.000%, 08/15/2042 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	1,500,000	570,675
0.000%, 08/15/2045 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	2,000,000	638,720
0.000%, 08/15/2048 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	750,000	198,727
Lower Colorado River Authority:
4.750%, 01/01/2028 (ETM)(Insured by AGM)	1,655,000	1,914,653
5.000%, 05/15/2040 (Callable 05/15/2025)	1,970,000	2,284,215
Lubbock Housing Finance Corp.,
8.000%, 10/01/2021 (ETM)	1,980,000	2,126,659
Luling Independent School District:
4.000%, 02/15/2028 (PSF Guaranteed)	190,000	229,161
4.000%, 02/15/2029 (Callable 02/15/2028)(PSF Guaranteed)	90,000	107,388
McKinney Independent School District,
4.000%, 02/15/2034 (Callable 02/15/2026)(PSF Guaranteed)	1,325,000	1,519,007
Melissa Independent School District,
5.000%, 08/01/2036 (Callable 08/01/2026)(PSF Guaranteed)	1,020,000	1,245,471
Mesquite Independent School District:
5.000%, 08/15/2024 (PSF Guaranteed)	1,425,000	1,682,612
5.000%, 08/15/2025 (PSF Guaranteed)	2,615,000	3,204,656
5.000%, 08/15/2025 (PSF Guaranteed)	1,500,000	1,838,235
Millsap Independent School District,
4.000%, 02/15/2026 (Callable 02/15/2024)(PSF Guaranteed)	335,000	373,559
Montgomery County Health Facilities Development Corp.,
0.000%, 07/15/2023 (ETM)	200,000	197,730
Moulton Independent School District:
4.000%, 08/15/2031 (Callable 08/15/2027)(PSF Guaranteed)	235,000	277,624
4.000%, 08/15/2032 (Callable 08/15/2027)(PSF Guaranteed)	200,000	234,934
4.000%, 08/15/2034 (Callable 08/15/2027)(PSF Guaranteed)	225,000	262,314
4.000%, 08/15/2035 (Callable 08/15/2027)(PSF Guaranteed)	545,000	633,225
4.000%, 08/15/2036 (Callable 08/15/2027)(PSF Guaranteed)	285,000	329,970
Navasota Independent School District,
5.000%, 02/15/2048 (Callable 02/15/2025)(PSF Guaranteed)	6,785,000	7,932,140
New Caney Independent School District:
5.000%, 02/15/2023 (PSF Guaranteed)	1,000,000	1,111,620
5.000%, 02/15/2024 (PSF Guaranteed)	1,030,000	1,191,483
5.000%, 02/15/2039 (Callable 08/15/2027)(PSF Guaranteed)	500,000	615,705
Newark Higher Education Finance Corp.,
4.000%, 08/15/2022 (PSF Guaranteed)	215,000	229,192
North East Independent School District,
5.000%, 02/01/2024 (PSF Guaranteed)	2,930,000	3,389,629
North Texas Tollway Authority:
0.000%, 09/01/2037 (Pre-refunded to 09/01/2031)	2,940,000	1,646,811
0.000%, 09/01/2043 (Pre-refunded to 09/01/2031)	7,590,000	2,665,912
0.000%, 09/01/2043 (Pre-refunded to 09/01/2031) (5)	2,915,000	3,984,951
0.000%, 09/01/2045 (Pre-refunded to 09/01/2031) (5)	1,305,000	1,931,335
Northside Independent School District,
5.000%, 08/15/2025 (PSF Guaranteed)	1,000,000	1,221,160
Pasadena Independent School District,
1.500%, 02/15/2044 (Mandatory Tender Date 08/15/2024)(PSF Guaranteed) (1)	1,360,000	1,410,592
Pflugerville Independent School District:
5.000%, 02/15/2025 (Callable 02/15/2024)(PSF Guaranteed)	1,020,000	1,180,283
5.000%, 02/15/2037 (Callable 02/15/2026)(PSF Guaranteed)	100,000	120,931
Princeton Independent School District,
5.000%, 02/15/2032 (Callable 02/15/2025)(PSF Guaranteed)	560,000	662,054
Prosper Independent School District,
5.000%, 02/15/2031 (Callable 02/15/2028)(PSF Guaranteed)	1,020,000	1,315,943
Red River Education Finance Corp.,
5.000%, 03/15/2043 (Pre-refunded to 03/15/2023)	4,500,000	5,030,595
Rockwall Independent School District,
5.000%, 02/15/2038 (Callable 11/02/2020)(PSF Guaranteed)	745,000	747,660
San Angelo Independent School District,
5.000%, 02/15/2029 (Pre-refunded to 02/15/2024)(PSF Guaranteed)	1,500,000	1,741,665
San Antonio Housing Trust Finance Corp.,
1.375%, 09/01/2022 (Mandatory Tender Date 09/01/2021) (1)	1,690,000	1,706,562
San Antonio Public Facilities Corp.,
4.000%, 09/15/2034 (Callable 09/15/2022)	1,750,000	1,833,160
San Jacinto College District,
5.000%, 02/15/2026 (Pre-refunded to 02/15/2021)	700,000	712,271
Sherman Independent School District,
5.000%, 02/15/2026 (Callable 02/15/2024)(PSF Guaranteed)	1,775,000	2,048,102
Smithville Independent School District:
4.000%, 08/15/2031 (Callable 08/15/2028)(PSF Guaranteed)	185,000	223,671
4.000%, 08/15/2032 (Callable 08/15/2028)(PSF Guaranteed)	100,000	120,128
4.000%, 08/15/2033 (Callable 08/15/2028)(PSF Guaranteed)	110,000	131,475
Socorro Independent School District,
4.000%, 08/15/2033 (Callable 02/15/2027)(PSF Guaranteed)	900,000	1,060,488
State of Texas,
4.000%, 04/01/2046 (Callable 04/01/2026)	4,110,000	4,649,355
Tarrant County Health Facilities Development Corp.,
6.000%, 09/01/2024 (ETM)	3,850,000	4,356,660
Terrell Independent School District,
4.000%, 08/01/2037 (Callable 08/01/2026)(PSF Guaranteed)	510,000	581,900
Texas Department of Housing & Community Affairs:
3.350%, 09/01/2033 (Callable 09/01/2027)(Insured by GNMA)	1,150,000	1,240,068
2.150%, 09/01/2035 (Callable 03/01/2029)	1,350,000	1,368,468
4.000%, 03/01/2050 (Callable 09/01/2028)(Insured by GNMA)	1,065,000	1,218,296
Texas State Affordable Housing Corp.,
4.250%, 03/01/2049 (Callable 03/01/2029)(Insured by GNMA)	505,000	566,272
Texas Water Development Board:
4.000%, 10/15/2033 (Callable 10/15/2027)	600,000	715,518
5.000%, 10/15/2033 (Callable 10/15/2025)	1,250,000	1,529,188
4.000%, 10/15/2034 (Callable 04/15/2028)	2,000,000	2,389,420
4.000%, 10/15/2034 (Callable 10/15/2028)	975,000	1,176,805
4.000%, 04/15/2038 (Callable 10/15/2027)	1,900,000	2,234,970
Town of Flower Mound TX,
5.000%, 03/01/2033 (Callable 03/01/2024)	250,000	288,117
Travis County Health Facilities Development Corp.,
7.125%, 01/01/2046 (Pre-refunded to 01/01/2021)	15,000	15,255
Tyler Health Facilities Development Corp.,
5.500%, 07/01/2027 (Pre-refunded to 07/01/2021)	600,000	623,358
United Independent School District:
5.000%, 08/15/2033 (Callable 08/15/2028)(PSF Guaranteed)	835,000	1,075,914
5.000%, 08/15/2038 (Callable 08/15/2027)(PSF Guaranteed)	225,000	279,909
Webb Consolidated Independent School District,
4.000%, 02/15/2033 (Callable 02/15/2025)(PSF Guaranteed)	250,000	279,265
Wylie Independent School District,
6.750%, 08/15/2023 (PSF Guaranteed)	1,010,000	1,197,173
Ysleta Independent School District:
5.000%, 08/15/2023 (Pre-refunded to 08/15/2021)(PSF Guaranteed)	1,020,000	1,063,054
5.000%, 08/15/2025 (Callable 08/15/2024)(PSF Guaranteed)	1,545,000	1,816,472
Total Texas (Cost $250,667,431)		267,186,261	18.3%

Utah
Granite School District Board of Education:
5.000%, 06/01/2022 (Pre-refunded to 06/01/2021)(Insured by SCH BD GTY)	3,900,000	4,026,516
5.000%, 06/01/2023 (Pre-refunded to 06/01/2021)(Insured by SCH BD GTY)	1,750,000	1,806,770
Timpanogos Special Service District,
4.000%, 06/01/2028 (Callable 06/01/2024)	425,000	471,070
University of Utah,
5.000%, 08/01/2044 (Callable 08/01/2028)	2,000,000	2,437,780
Utah Charter School Finance Authority:
5.000%, 04/15/2024 (Insured by UT CSCE)	235,000	268,920
5.000%, 04/15/2037 (Callable 04/15/2026)(Insured by UT CSCE)	500,000	579,390
Utah Housing Corp.,
4.000%, 01/01/2045 (Callable 01/01/2026)(Insured by FHA)	4,015,000	4,324,797
Total Utah (Cost $13,671,540)		13,915,243	1.0%

Vermont
City of Burlington VT:
5.500%, 07/01/2029 (Pre-refunded to 07/01/2021)	265,000	275,216
5.625%, 07/01/2030 (Pre-refunded to 07/01/2021)	315,000	327,436
5.750%, 07/01/2031 (Pre-refunded to 07/01/2021)	460,000	478,589
Vermont Housing Finance Agency:
3.600%, 11/01/2036 (Callable 11/01/2025)	1,560,000	1,669,169
4.000%, 05/01/2048 (Callable 11/01/2026)(Insured by GNMA)	955,000	1,025,154
4.000%, 11/01/2048 (Callable 05/01/2027)	595,000	648,669
Total Vermont (Cost $4,295,889)		4,424,233	0.3%

Virginia
County of Fairfax VA,
5.000%, 04/01/2042 (Callable 04/01/2027)	585,000	718,731
Danville Industrial Development Authority,
5.250%, 10/01/2028 (ETM)(Insured by AMBAC)	1,305,000	1,454,644
Hampton Redevelopment & Housing Authority,
1.460%, 12/01/2022 (Mandatory Tender Date 12/01/2021) (1)	2,950,000	2,986,905
Virginia Housing Development Authority:
3.700%, 03/01/2023 (Callable 03/01/2021)	75,000	75,978
3.450%, 04/01/2038 (Callable 10/01/2022)	7,350,000	7,550,067
Total Virginia (Cost $12,672,638)		12,786,325	0.9%

Washington
Central Puget Sound Regional Transit Authority,
5.000%, 11/01/2032 (Callable 11/01/2025)	2,725,000	3,292,372
County of King WA,
5.000%, 07/01/2034 (Callable 01/01/2025)	705,000	833,811
Energy Northwest,
5.000%, 07/01/2034 (Callable 07/01/2027)	1,090,000	1,358,489
King County Housing Authority:
3.250%, 05/01/2033 (Callable 05/01/2028)	1,500,000	1,673,340
4.000%, 11/01/2034 (Callable 11/01/2029)	1,520,000	1,823,787
4.000%, 11/01/2036 (Callable 11/01/2029)	2,740,000	3,258,299
Pierce County School District No. 3,
5.000%, 12/01/2033 (Callable 06/01/2027)(Insured by SCH BD GTY)	2,600,000	3,257,618
State of Washington:
5.000%, 07/01/2032 (Callable 01/01/2025)	1,005,000	1,192,342
5.000%, 07/01/2032 (Callable 01/01/2025)	6,005,000	7,124,392
5.000%, 08/01/2034 (Callable 08/01/2023)	2,755,000	3,107,833
5.000%, 02/01/2035 (Callable 02/01/2025)	720,000	851,861
5.000%, 08/01/2038 (Callable 08/01/2026)	1,225,000	1,502,781
Thurston & Pierce Counties Community Schools,
4.250%, 12/01/2021 (Callable 12/01/2020)(Insured by SCH BD GTY)	2,755,000	2,773,596
Washington Health Care Facilities Authority:
5.000%, 09/01/2030	300,000	395,340
5.000%, 09/01/2031 (Callable 09/01/2030)	175,000	228,396
6.125%, 11/15/2031 (Pre-refunded to 05/15/2021)	620,000	642,649
5.000%, 09/01/2032 (Callable 09/01/2030)	185,000	239,603
5.000%, 09/01/2033 (Callable 09/01/2030)	190,000	244,638
6.250%, 11/15/2041 (Pre-refunded to 05/15/2021)	4,875,000	5,056,837
Washington State Housing Finance Commission:
2.550%, 07/01/2022 (Mandatory Tender Date 07/01/2021) (1)	6,250,000	6,351,062
5.000%, 01/01/2023 (ETM)	385,000	404,296
0.660%, 12/01/2048 (SIFMA Municipal Swap Index + 0.550%)(Callable 04/01/2023)(Mandatory Tender Date 10/01/2023) (2)	4,465,000	4,474,734
4.000%, 06/01/2049 (Callable 06/01/2028)	610,000	676,466
4.000%, 06/01/2050 (Callable 06/01/2029)(Insured by GNMA)	1,855,000	2,109,988
Total Washington (Cost $50,605,794)		52,874,530	3.6%

West Virginia
West Virginia Economic Development Authority,
5.000%, 07/01/2033 (Callable 07/01/2027)	875,000	1,085,044
Total West Virginia (Cost $1,054,054)		1,085,044	0.1%

Wisconsin
Baraboo School District,
4.000%, 04/01/2028 (Callable 04/01/2026)(Insured by BAM)	550,000	639,050
City of Milwaukee WI,
3.000%, 06/01/2033 (Callable 06/01/2026)	2,500,000	2,660,900
Mill City Mortgage Trust,
3.000%, 09/01/2023 (Pre-refunded to 09/01/2021)	310,000	317,719
Public Finance Authority,
5.000%, 03/01/2025	535,000	627,550
Southeast Wisconsin Professional Baseball Park District:
5.500%, 12/15/2026 (Insured by NATL)	1,090,000	1,346,270
0.000%, 12/15/2027 (ETM)(Insured by NATL)	300,000	285,069
0.000%, 12/15/2028 (ETM)(Insured by NATL)	280,000	261,607
0.000%, 12/15/2029 (ETM)(Insured by NATL)	315,000	282,158
State of Wisconsin:
5.000%, 05/01/2024 (Callable 05/01/2023)	2,150,000	2,413,719
4.000%, 05/01/2031 (Pre-refunded to 05/01/2022)	245,000	259,844
5.000%, 05/01/2033 (Callable 05/01/2025)	500,000	596,070
5.000%, 05/01/2034 (Callable 05/01/2025)	900,000	1,072,035
5.000%, 05/01/2037 (Callable 05/01/2028)	2,395,000	3,026,490
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio:
5.000%, 06/01/2028 (Pre-refunded to 06/01/2024)	5,430,000	6,367,924
5.000%, 06/01/2030 (Pre-refunded to 06/01/2024)	10,515,000	12,331,256
5.000%, 06/01/2031 (Pre-refunded to 06/01/2024)	7,975,000	9,352,522
University of Wisconsin Hospitals & Clinics,
5.000%, 04/01/2038 (Callable 04/01/2023)	2,655,000	2,861,426
Village of Mount Pleasant WI:
5.000%, 04/01/2036 (Callable 04/01/2028)	275,000	342,210
4.000%, 04/01/2037 (Callable 04/01/2028)	2,400,000	2,760,072
5.000%, 04/01/2048 (Callable 04/01/2028)	1,500,000	1,822,110
Wisconsin Center District:
4.000%, 12/15/2029 (Callable 06/15/2026)	1,480,000	1,662,410
5.000%, 12/15/2030 (Callable 06/15/2026)	775,000	949,236
Wisconsin Health & Educational Facilities Authority:
5.000%, 02/15/2028 (Pre-refunded to 08/15/2025)	20,000	24,410
4.000%, 02/15/2033 (Pre-refunded to 08/15/2025)	100,000	117,237
5.000%, 11/15/2036 (Callable 05/15/2026)	100,000	119,145
4.000%, 02/15/2038 (Pre-refunded to 08/15/2025)	275,000	322,402
5.000%, 07/01/2042 (Callable 07/01/2027)	2,000,000	2,352,560
4.000%, 11/15/2043 (Callable 11/15/2028)	1,945,000	2,223,446
Wisconsin Housing & Economic Development Authority:
3.500%, 09/01/2046 (Callable 09/01/2025)(Insured by FNMA)	1,090,000	1,169,396
4.000%, 03/01/2048 (Callable 03/01/2027)(Insured by FNMA)	1,380,000	1,499,798
4.250%, 03/01/2049 (Callable 09/01/2028)	2,030,000	2,286,754
Total Wisconsin (Cost $59,485,180)		62,352,795	4.3%

Wyoming
Wyoming Community Development Authority:
4.000%, 12/01/2043 (Callable 06/01/2027)	530,000	563,671
4.000%, 12/01/2048 (Callable 06/01/2028)	2,825,000	3,122,981
Total Wyoming (Cost $3,540,290)		3,686,652	0.3%
Total Long-Term Investments (Cost $1,366,623,747)		1,439,920,354	98.7%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
Federated Institutional Tax-Free Cash Trust, Premier Shares, 0.02% (4)	7,321,586	7,321,586
Total Short-Term Investment (Cost $7,321,586)		7,321,586	0.5%
Total Investments (Cost $1,373,945,333)		1,447,241,940	99.2%
Other Assets in Excess of Liabilities		11,835,113	0.8%
TOTAL NET ASSETS		$1,459,077,053	100.0%

Notes to Schedule of Investments
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Building Loan Fund
SCH BD GTY	School Board Guaranty
SD CRED PROG	State Credit Enhancement Program
ST AID	State Aid Intercept/Withholding
UT CSCE	Utah Charter School Credit Enhancement Program

ETM	Escrowed to Maturity
LIBOR	London Inter-bank Offered Rate
PSF	Permanent School Fund
SIFMA	Securities Industry and Financial Markets Association

(1)	Variable rate security. The rate reported is the rate in effect as of September 30, 2020.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2020.
(3)
Security issued under Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction;
resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2020, the value of these securities total $9,506,496, which represents 0.65% of total net assets.

(4)	Seven-day yield.
(5)	Step-up bond; the interest rate shown is the rate in effect as of September 30, 2020.
(6)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments, September 30, 2020 (Unaudited)
Summary of Fair Value Exposure at September 30, 2020 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$1,439,920,354	$–	$1,439,920,354
Total Long-Term Investments	–	1,439,920,354	–	1,439,920,354
Short-Term Investment
Money Market Mutual Fund	7,321,586	–	–	7,321,586
Total Short-Term Investment	7,321,586	–	–	7,321,586
Total Investments	$7,321,586	$1,439,920,354	$–	$1,447,241,940

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year's annual report.